EQUITY - Narrative (Details) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions			1 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 22, 2016 EUR (€)	May 28, 2016 EUR (€) € / shares shares	Oct. 31, 2016 EUR (€) € / shares	May 27, 2016 € / shares shares	Dec. 31, 2016 shares	Dec. 31, 2017 EUR (€) payment € / shares shares	Dec. 31, 2016 EUR (€) payment shares	Dec. 31, 2016 USD ($) payment $ / shares shares	May 28, 2016 $ / shares shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares) | shares					483,076,396	484,586,428	483,076,396	483,076,396
Group reconstruction transaction							€ 0
Capital reduction							0
Share price (in euro per share) | € / shares		€ 33.33		€ 33.33
Consideration transferred for merger reserves in excess of nominal value							8,469
Return of capital		€ 3,000
Dividends						€ 489
Treasury shares cancelled (in shares) | shares		128,993,430
Cancellation of treasury shares		€ 3,300
Dividend Rate One
Disclosure of classes of share capital [line items]
Dividends						€ 82	€ 122	$ 136
Dividend rate (in euros per share) | (per share)						€ 0.17		$ 0.30
Number of dividend payments | payment							2	2
Dividend Rate Two
Disclosure of classes of share capital [line items]
Dividends			€ 82			€ 407
Dividend rate (in euros per share) | € / shares			€ 0.17			€ 0.21
Number of dividend payments | payment						4
CCEG
Disclosure of classes of share capital [line items]
Share price (in euro per share) | € / shares				33.33
CCIP
Disclosure of classes of share capital [line items]
Share price (in euro per share) | € / shares				€ 33.33
Share Capital
Disclosure of classes of share capital [line items]
Number of shares issued for business acquisition (in shares) | shares							254,000,000	254,000,000
Number of shares issued related to share-based payments awards (in shares) | shares				908,456	752,525	1,510,032
Group reconstruction transaction							€ 2
Shares issued related to restructuring transaction (in shares) | shares							228,000,000	228,000,000
Consideration transferred for merger reserves in excess of nominal value							€ 3
Share Capital | CCEG
Disclosure of classes of share capital [line items]
Number of shares issued for business acquisition (in shares) | shares		87,950,640
Share Capital | CCIP
Disclosure of classes of share capital [line items]
Number of shares issued for business acquisition (in shares) | shares		166,128,987
Share premium
Disclosure of classes of share capital [line items]
Group reconstruction transaction		€ 7,600					7,605
Shares issued related to restructuring transaction (in shares) | shares		228,244,244
Capital reduction	€ (7,500)						(7,500)
Share premium | Share Option
Disclosure of classes of share capital [line items]
Cash received related to the exercise of options						€ 13		$ 9
Retained earnings
Disclosure of classes of share capital [line items]
Capital reduction	€ 7,500						7,500
Merger reserves
Disclosure of classes of share capital [line items]
Group reconstruction transaction							(7,607)
Consideration transferred for merger reserves in excess of nominal value							8,466
Merger reserves | CCEG
Disclosure of classes of share capital [line items]
Consideration transferred for merger reserves in excess of nominal value							2,900
Merger reserves | CCIP
Disclosure of classes of share capital [line items]
Consideration transferred for merger reserves in excess of nominal value							€ 5,500
Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share (in dollars/euros per share) | (per share)						€ 0.01			$ 0.01
Number of shares issued and fully paid (in shares) | shares		228,244,244							228,244,244